Financial instruments	12 Months Ended
Dec. 31, 2022
Financial instruments
Financial instruments

25Financial instruments

Financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	£ 000	£ 000	£ 000	£ 000
Cash at bank	62,927	212,660	62,927	212,660
Short term deposits	59,886	—	59,886	—
Trade and other receivables	18,864	672	18,864	672
Restricted cash	1,700	—	1,700	—
	143,377	213,332	143,377	213,332

The fair value of financial assets is based on the expectation of recovery of balances. All balances are expected to be received in full. Trade and other receivables have been categorized in level 2 of the fair value hierarchy. All other balances have been recognised in level 1 of the fair value hierarchy.

Financial liabilities at amortized cost:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	20,184	45,717	20,184	45,717
Lease liabilities	3,161	1,942	3,161	1,942
	23,345	47,659	23,345	47,659

All balances have been recognised in level 2 of the fair value hierarchy.

Financial liabilities at fair value through profit or loss:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	115,247	112,799	115,247	112,799
Warrant liabilities	4,961	10,730	4,961	10,730
	120,208	123,529	120,208	123,529

Warrants are traded in an active market and are therefore categorized in level 1 of the fair value hierarchy (see note 21). Convertible Senior Secured Notes (both host contract and embedded derivative) are categorized in level 3 of the fair value hierarchy (see note 24).

Valuation methods and assumptions

Financial liabilities at amortized cost

The fair value of trade and other payables is estimated as the present value of future cash flows, discounted at the market rate of interest at the balance sheet date if the effect is material. Due to their short maturities, the fair value of the trade and other payables approximates to their book value.

The total interest expense for financial liabilities not held at fair value through profit or loss is £143 thousand (2021: £747 thousand).

25Financial instruments (continued)

Financial liabilities at fair value through profit or loss

The fair value of the convertible senior secured notes has been estimated using an option pricing model, in accordance with the International Valuation Standards definition of “market value”.

The Convertible Notes, which have a five-year term from the date of issuance, have a payment-in-kind interest rate of 9.0% (compounding semi-annually), or a cash interest rate of 7.0% (paid semi-annually).

The holder of the Convertible Notes may convert them into ordinary shares in the Company at any time at a conversion ratio of 90.9091 per $1,000 principal amount (any payment-in-kind accrual converts at the same ratio).

Option pricing therefore has been utilised to calculate the probability that these options will be in the money, at expiration and assign a dollar value to it. The underlying share price of the company, exercise price, volatility, interest rate, and time to expiration have been used as inputs into the model to derive the option's theoretical fair value.

Company specific inputs include the expected probability and timing of future equity financing, in addition to the probability and timing of a future fundamental change.

As of December 31, 2022 an estimated a fair value of £115,247 thousand (2021: £112,799 thousand) was calculated for the convertible note based on the following valuation inputs:

	December 31,	December 31,
	2021	2022
Interest rate (%)	9.0	9.0
Credit spread (%)	26.38	21.28
Expected life	4.0	5.0
Risk-free rate (%)	4.1	1.25
Dividend yield	—	—
Volatility (%)	65.0	52.5

Credit spread was selected such that the fair value of the Convertible Notes reconciles to the total purchase price of $192.0 million based upon the arms' length transaction closing as of December 15, 2021. Risk-free rate is based on the interest rate on US government debt with a three to five-year term. Volatility is based upon a reduction on the historical ordinary share volatility rate as operations develop and mature. Historical share price volatility of comparator companies with a three-month to four-year terms have also been considered.

Had the stock price traded higher, or a higher volatility been assumed then this would have resulted in a higher fair value being attributed to the instrument. An increase in interest rate, risk free rate or credit spread applied would result in a reduction in the fair value being attributed to the instrument. A 5-percentage point (or 20%) reduction in credit spread would result in an increase in the fair value of the instrument by approximately £15m.